FINANCIAL STATEMENTS
Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Years Ended December 31, 2025 and 2024

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Financial Statements
Years Ended December 31, 2025 and 2024

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and
Contract Owners of TFLIC Separate Account B
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise TFLIC Separate Account B (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
TA S&P 500 Index Initial Class (1)	Vanguard® International (1)
Vanguard® Balanced (1)	Vanguard® Mid-Cap Index (1)
Vanguard® Capital Growth (1)	Vanguard® Moderate Allocation (1)
Vanguard® Conservative Allocation (1)	Vanguard® Money Market (1)
Vanguard® Diversified Value (1)	Vanguard® Real Estate Index (1)
Vanguard® Equity Income (1)	Vanguard® Short-Term Investment Grade (1)
Vanguard® Equity Index (1)	Vanguard® Small Company Growth (1)
Vanguard® Global Bond Index (1)	Vanguard® Total Bond Market Index (1)
Vanguard® Growth (1)	Vanguard® Total International Stock Market Index (1)
Vanguard® High Yield Bond (1)	Vanguard® Total Stock Market Index (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA S&P 500 Index Initial Class	690,480.262	$16,084,940	$19,602,735	$(4)	$19,602,731	1,138,036	$17.225050	$17.225050
Vanguard® Balanced	6,279,825.308	142,570,556	159,570,361	24	159,570,385	765,646	208.412869	208.412869
Vanguard® Capital Growth	1,675,284.103	72,213,108	103,566,063	5	103,566,068	663,124	156.179107	156.179107
Vanguard® Conservative Allocation	1,091,328.003	27,433,067	28,876,539	(20)	28,876,519	634,537	45.508036	45.508036
Vanguard® Diversified Value	2,188,028.516	33,819,149	38,224,858	22	38,224,880	460,940	82.928185	82.928185
Vanguard® Equity Income	2,960,567.950	68,432,405	77,626,092	11	77,626,103	379,038	204.797607	204.797607
Vanguard® Equity Index	2,945,463.860	145,275,646	241,410,218	(14)	241,410,204	786,047	307.119416	307.119416
Vanguard® Global Bond Index	611,259.206	12,266,334	11,510,011	7	11,510,018	516,442	22.287156	22.287156
Vanguard® Growth	2,822,799.184	75,672,238	103,540,274	-	103,540,274	588,058	176.071523	176.071523
Vanguard® High Yield Bond	3,290,203.823	24,198,648	24,841,039	(3)	24,841,036	511,971	48.520364	48.520364
Vanguard® International	2,978,553.339	84,185,161	85,156,840	63	85,156,903	880,091	96.759203	96.759203
Vanguard® Mid-Cap Index	2,158,550.293	50,753,287	60,353,066	11	60,353,077	482,087	125.191212	125.191212
Vanguard® Moderate Allocation	1,143,743.476	33,731,167	38,063,783	(26)	38,063,757	643,566	59.145043	59.145043
Vanguard® Money Market	79,324,787.289	79,324,787	79,324,787	(26)	79,324,761	34,566,275	2.294860	2.294860
Vanguard® Real Estate Index	2,280,468.327	27,909,382	26,385,019	7	26,385,026	303,181	87.027405	87.027405
Vanguard® Short-Term Investment Grade	5,333,521.338	55,863,138	56,908,673	(18)	56,908,655	2,395,569	23.755796	23.755796
Vanguard® Small Company Growth	3,274,158.255	60,461,919	62,438,198	(1)	62,438,197	406,453	153.617247	153.617247
Vanguard® Total Bond Market Index	7,056,587.792	81,082,010	76,211,148	(62)	76,211,086	1,761,159	43.273251	43.273251
Vanguard® Total International Stock Market Index	1,028,210.764	22,558,357	27,617,741	32	27,617,773	792,367	34.854767	34.854767
Vanguard® Total Stock Market Index	3,305,381.235	147,417,359	201,396,879	(41)	201,396,838	1,896,211	106.210114	106.210114

 See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA S&P 500 Index Initial Class	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,304,063	$ 145,049,663	$ 85,869,932	$ 30,279,587

Investment Income:
Reinvested Dividends	126,203	3,476,700	993,965	852,973
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,537	408,120	243,842	83,529
Net Investment Income (Loss)	95,666	3,068,580	750,123	769,444

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	253,232	7,519,438	1,816,822	722,986
Realized Gain (Loss) on Investments	530,372	1,006,516	3,895,222	(446,942)
Net Realized Capital Gains (Losses) on Investments	783,604	8,525,954	5,712,044	276,044
Net Change in Unrealized Appreciation (Depreciation)	1,367,569	8,570,575	4,378,949	1,095,072
Net Gain (Loss) on Investment	2,151,173	17,096,529	10,090,993	1,371,116

Net Increase (Decrease) in Net Assets Resulting from Operations	2,246,839	20,165,109	10,841,116	2,140,560

Increase (Decrease) in Net Assets from Contract Transactions	7,302,504	(13,990,849)	(7,604,754)	(3,143,994)

Total Increase (Decrease) in Net Assets	9,549,343	6,174,260	3,236,362	(1,003,434)

Net Assets as of December 31, 2024:	$ 14,853,406	$ 151,223,923	$ 89,106,294	$ 29,276,153

Investment Income:
Reinvested Dividends	169,006	3,205,906	942,965	763,852
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,599	408,726	245,898	78,424
Net Investment Income (Loss)	121,407	2,797,180	697,067	685,428

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	95,170	13,731,840	4,051,721	894,797
Realized Gain (Loss) on Investments	847,648	540,344	4,165,889	79,869
Net Realized Capital Gains (Losses) on Investments	942,818	14,272,184	8,217,610	974,666
Net Change in Unrealized Appreciation (Depreciation)	1,882,924	5,784,871	14,470,127	1,757,335
Net Gain (Loss) on Investment	2,825,742	20,057,055	22,687,737	2,732,001

Net Increase (Decrease) in Net Assets Resulting from Operations	2,947,149	22,854,235	23,384,804	3,417,429

Increase (Decrease) in Net Assets from Contract Transactions	1,802,176	(14,507,773)	(8,925,030)	(3,817,063)

Total Increase (Decrease) in Net Assets	4,749,325	8,346,462	14,459,774	(399,634)

Net Assets as of December 31, 2025:	$ 19,602,731	$ 159,570,385	$ 103,566,068	$ 28,876,519

 See Accompanying Notes
 (1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Diversified Value	Vanguard® Equity Income	Vanguard® Equity Index	Vanguard® Global Bond Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 34,418,406	$ 68,356,199	$ 185,376,374	$ 12,065,766

Investment Income:
Reinvested Dividends	569,256	2,071,006	2,641,244	346,820
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,698	192,417	557,608	31,323
Net Investment Income (Loss)	468,558	1,878,589	2,083,636	315,497

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,057,557	4,365,796	7,551,147	12,909
Realized Gain (Loss) on Investments	2,869,439	527,763	9,673,197	(335,396)
Net Realized Capital Gains (Losses) on Investments	4,926,996	4,893,559	17,224,344	(322,487)
Net Change in Unrealized Appreciation (Depreciation)	(443,441)	2,966,729	24,905,878	201,000
Net Gain (Loss) on Investment	4,483,555	7,860,288	42,130,222	(121,487)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,952,113	9,738,877	44,213,858	194,010

Increase (Decrease) in Net Assets from Contract Transactions	(2,222,021)	(7,131,449)	(10,725,236)	(2,014,713)

Total Increase (Decrease) in Net Assets	2,730,092	2,607,428	33,488,622	(1,820,703)

Net Assets as of December 31, 2024:	$ 37,148,498	$ 70,963,627	$ 218,864,996	$ 10,245,063

Investment Income:
Reinvested Dividends	599,663	1,863,664	2,412,116	310,994
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,130	198,002	609,066	28,977
Net Investment Income (Loss)	499,533	1,665,662	1,803,050	282,017

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,135,654	5,665,134	4,647,718	18,959
Realized Gain (Loss) on Investments	1,983,871	911,926	14,038,143	(281,139)
Net Realized Capital Gains (Losses) on Investments	5,119,525	6,577,060	18,685,861	(262,180)
Net Change in Unrealized Appreciation (Depreciation)	(65,908)	2,958,752	16,447,387	530,053
Net Gain (Loss) on Investment	5,053,617	9,535,812	35,133,248	267,873

Net Increase (Decrease) in Net Assets Resulting from Operations	5,553,150	11,201,474	36,936,298	549,890

Increase (Decrease) in Net Assets from Contract Transactions	(4,476,768)	(4,538,998)	(14,391,090)	715,065

Total Increase (Decrease) in Net Assets	1,076,382	6,662,476	22,545,208	1,264,955

Net Assets as of December 31, 2025:	$ 38,224,880	$ 77,626,103	$ 241,410,204	$ 11,510,018

 See Accompanying Notes
 (1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International	Vanguard® Mid-Cap Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 74,883,238	$ 25,866,947	$ 81,217,924	$ 58,241,066

Investment Income:
Reinvested Dividends	245,632	1,452,752	1,009,852	839,295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	240,732	70,003	218,395	163,269
Net Investment Income (Loss)	4,900	1,382,749	791,457	676,026

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	2,673,224	699,479
Realized Gain (Loss) on Investments	2,649,774	(222,523)	3,025,412	1,051,017
Net Realized Capital Gains (Losses) on Investments	2,649,774	(222,523)	5,698,636	1,750,496
Net Change in Unrealized Appreciation (Depreciation)	21,767,265	373,165	398,633	5,790,690
Net Gain (Loss) on Investment	24,417,039	150,642	6,097,269	7,541,186

Net Increase (Decrease) in Net Assets Resulting from Operations	24,421,939	1,533,391	6,888,726	8,217,212

Increase (Decrease) in Net Assets from Contract Transactions	(3,429,281)	(1,630,557)	(12,719,767)	(5,026,544)

Total Increase (Decrease) in Net Assets	20,992,658	(97,166)	(5,831,041)	3,190,668

Net Assets as of December 31, 2024:	$ 95,875,896	$ 25,769,781	$ 75,386,883	$ 61,431,734

Investment Income:
Reinvested Dividends	194,221	1,657,106	724,265	774,143
Investment Expense:
Mortality and Expense Risk and Administrative Charges	265,137	67,437	225,855	166,974
Net Investment Income (Loss)	(70,916)	1,589,669	498,410	607,169

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,256,384	-	4,881,385	3,084,088
Realized Gain (Loss) on Investments	3,461,251	(230,021)	(178,625)	2,063,440
Net Realized Capital Gains (Losses) on Investments	8,717,635	(230,021)	4,702,760	5,147,528
Net Change in Unrealized Appreciation (Depreciation)	7,202,102	761,422	9,307,990	890,691
Net Gain (Loss) on Investment	15,919,737	531,401	14,010,750	6,038,219

Net Increase (Decrease) in Net Assets Resulting from Operations	15,848,821	2,121,070	14,509,160	6,645,388

Increase (Decrease) in Net Assets from Contract Transactions	(8,184,443)	(3,049,815)	(4,739,140)	(7,724,045)

Total Increase (Decrease) in Net Assets	7,664,378	(928,745)	9,770,020	(1,078,657)

Net Assets as of December 31, 2025:	$ 103,540,274	$ 24,841,036	$ 85,156,903	$ 60,353,077

 See Accompanying Notes
 (1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 41,921,528	$ 70,417,879	$ 32,823,499	$ 51,505,260

Investment Income:
Reinvested Dividends	1,004,266	3,726,770	1,010,305	1,816,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	108,647	199,921	83,037	142,825
Net Investment Income (Loss)	895,619	3,526,849	927,268	1,673,731

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	816,579	-	852,305	-
Realized Gain (Loss) on Investments	866,147	-	(556,006)	(263,534)
Net Realized Capital Gains (Losses) on Investments	1,682,726	-	296,299	(263,534)
Net Change in Unrealized Appreciation (Depreciation)	1,306,330	-	55,359	996,066
Net Gain (Loss) on Investment	2,989,056	-	351,658	732,532

Net Increase (Decrease) in Net Assets Resulting from Operations	3,884,675	3,526,849	1,278,926	2,406,263

Increase (Decrease) in Net Assets from Contract Transactions	(9,467,189)	4,045,771	(5,518,298)	71,182

Total Increase (Decrease) in Net Assets	(5,582,514)	7,572,620	(4,239,372)	2,477,445

Net Assets as of December 31, 2024:	$ 36,339,014	$ 77,990,499	$ 28,584,127	$ 53,982,705

Investment Income:
Reinvested Dividends	898,153	3,222,754	773,031	2,233,322
Investment Expense:
Mortality and Expense Risk and Administrative Charges	100,783	211,803	74,140	147,351
Net Investment Income (Loss)	797,370	3,010,951	698,891	2,085,971

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,508,818	-	494,975	-
Realized Gain (Loss) on Investments	1,045,838	-	(339,871)	(313,923)
Net Realized Capital Gains (Losses) on Investments	2,554,656	-	155,104	(313,923)
Net Change in Unrealized Appreciation (Depreciation)	2,178,919	-	(152,773)	1,672,343
Net Gain (Loss) on Investment	4,733,575	-	2,331	1,358,420

Net Increase (Decrease) in Net Assets Resulting from Operations	5,530,945	3,010,951	701,222	3,444,391

Increase (Decrease) in Net Assets from Contract Transactions	(3,806,202)	(1,676,689)	(2,900,323)	(518,441)

Total Increase (Decrease) in Net Assets	1,724,743	1,334,262	(2,199,101)	2,925,950

Net Assets as of December 31, 2025:	$ 38,063,757	$ 79,324,761	$ 26,385,026	$ 56,908,655

 See Accompanying Notes
 (1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	Vanguard® Small Company Growth	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 65,372,530	$ 80,579,219	$ 21,815,103	$ 156,530,583

Investment Income:
Reinvested Dividends	362,394	2,211,385	651,086	2,144,060
Investment Expense:
Mortality and Expense Risk and Administrative Charges	179,763	214,070	57,180	473,712
Net Investment Income (Loss)	182,631	1,997,315	593,906	1,670,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	110,510	11,754,555
Realized Gain (Loss) on Investments	(2,960,923)	(1,239,525)	38,698	7,653,636
Net Realized Capital Gains (Losses) on Investments	(2,960,923)	(1,239,525)	149,208	19,408,191
Net Change in Unrealized Appreciation (Depreciation)	9,726,057	(35,864)	295,233	15,026,513
Net Gain (Loss) on Investment	6,765,134	(1,275,389)	444,441	34,434,704

Net Increase (Decrease) in Net Assets Resulting from Operations	6,947,765	721,926	1,038,347	36,105,052

Increase (Decrease) in Net Assets from Contract Transactions	(6,206,094)	(4,624,917)	(2,836,951)	(7,643,306)

Total Increase (Decrease) in Net Assets	741,671	(3,902,991)	(1,798,604)	28,461,746

Net Assets as of December 31, 2024:	$ 66,114,201	$ 76,676,228	$ 20,016,499	$ 184,992,329

Investment Income:
Reinvested Dividends	300,870	2,637,686	652,398	2,184,862
Investment Expense:
Mortality and Expense Risk and Administrative Charges	166,914	204,708	61,031	507,775
Net Investment Income (Loss)	133,956	2,432,978	591,367	1,677,087

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,277,185	-	397,709	10,199,450
Realized Gain (Loss) on Investments	(1,652,964)	(1,189,263)	(58,801)	6,871,588
Net Realized Capital Gains (Losses) on Investments	2,624,221	(1,189,263)	338,908	17,071,038
Net Change in Unrealized Appreciation (Depreciation)	543,697	3,657,657	5,142,434	10,401,714
Net Gain (Loss) on Investment	3,167,918	2,468,394	5,481,342	27,472,752

Net Increase (Decrease) in Net Assets Resulting from Operations	3,301,874	4,901,372	6,072,709	29,149,839

Increase (Decrease) in Net Assets from Contract Transactions	(6,977,878)	(5,366,514)	1,528,565	(12,745,330)

Total Increase (Decrease) in Net Assets	(3,676,004)	(465,142)	7,601,274	16,404,509

Net Assets as of December 31, 2025:	$ 62,438,197	$ 76,211,086	$ 27,617,773	$ 201,396,838

 See Accompanying Notes
 (1)See Footnote 1

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

1. Organization

TFLIC Separate Account B (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard Variable Annuity Plan (NY).

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
TA S&P 500 Index Initial Class	$5,029,120	$3,010,361
Vanguard® Balanced	21,226,709	19,205,470
Vanguard® Capital Growth	9,361,190	13,537,440
Vanguard® Conservative Allocation	5,160,699	7,397,531
Vanguard® Diversified Value	5,457,133	6,298,717
Vanguard® Equity Income	12,491,673	9,699,880
Vanguard® Equity Index	17,071,505	25,011,813
Vanguard® Global Bond Index	2,777,255	1,761,216
Vanguard® Growth	15,000,920	17,999,894
Vanguard® High Yield Bond	2,606,287	4,066,431
Vanguard® International	15,429,138	14,788,487
Vanguard® Mid-Cap Index	7,008,977	11,041,762
Vanguard® Moderate Allocation	5,842,806	7,342,814
Vanguard® Money Market	32,258,213	30,923,938
Vanguard® Real Estate Index	2,047,416	3,753,873
Vanguard® Short-Term Investment Grade	11,307,084	9,739,552
Vanguard® Small Company Growth	6,820,998	9,387,742
Vanguard® Total Bond Market Index	8,187,984	11,121,501
Vanguard® Total International Stock Market Index	11,047,040	8,529,406
Vanguard® Total Stock Market Index	18,291,660	19,160,438

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA S&P 500 Index Initial Class	310,865	(184,567)	126,298	771,810	(209,818)	561,992
Vanguard® Balanced	23,032	(100,165)	(77,133)	33,285	(116,015)	(82,730)
Vanguard® Capital Growth	32,356	(103,121)	(70,765)	37,521	(103,537)	(66,016)
Vanguard® Conservative Allocation	82,604	(171,325)	(88,721)	89,522	(168,164)	(78,642)
Vanguard® Diversified Value	23,727	(84,716)	(60,989)	61,250	(93,377)	(32,127)
Vanguard® Equity Income	26,841	(51,424)	(24,583)	14,321	(57,065)	(42,744)
Vanguard® Equity Index	38,091	(88,564)	(50,473)	35,325	(80,933)	(45,608)
Vanguard® Global Bond Index	112,373	(80,472)	31,901	29,603	(125,738)	(96,135)
Vanguard® Growth	64,537	(111,239)	(46,702)	94,486	(117,986)	(23,500)
Vanguard® High Yield Bond	20,986	(87,341)	(66,355)	34,451	(72,388)	(37,937)
Vanguard® International	109,411	(161,493)	(52,082)	32,177	(191,810)	(159,633)
Vanguard® Mid-Cap Index	27,622	(91,393)	(63,771)	40,131	(88,180)	(48,049)
Vanguard® Moderate Allocation	63,669	(132,028)	(68,359)	63,407	(255,101)	(191,694)
Vanguard® Money Market	12,924,497	(13,669,627)	(745,130)	13,429,755	(11,566,241)	1,863,514
Vanguard® Real Estate Index	9,156	(43,727)	(34,571)	23,218	(90,605)	(67,387)
Vanguard® Short-Term Investment Grade	394,183	(420,210)	(26,027)	429,927	(425,268)	4,659
Vanguard® Small Company Growth	15,545	(64,532)	(48,987)	34,785	(79,564)	(44,779)
Vanguard® Total Bond Market Index	133,210	(261,782)	(128,572)	112,568	(227,989)	(115,421)
Vanguard® Total International Stock Market Index	321,085	(284,977)	36,108	154,375	(261,653)	(107,278)
Vanguard® Total Stock Market Index	64,203	(199,197)	(134,994)	148,727	(238,008)	(89,281)

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA S&P 500 Index Initial Class	$4,774,618	$(2,972,442)	$1,802,176	$10,194,081	$(2,891,577)	$7,302,504
Vanguard® Balanced	4,354,061	(18,861,834)	(14,507,773)	5,643,669	(19,634,518)	(13,990,849)
Vanguard® Capital Growth	4,406,872	(13,331,902)	(8,925,030)	4,419,087	(12,023,841)	(7,604,754)
Vanguard® Conservative Allocation	3,510,355	(7,327,418)	(3,817,063)	3,504,663	(6,648,657)	(3,143,994)
Vanguard® Diversified Value	1,740,379	(6,217,147)	(4,476,768)	4,179,929	(6,401,950)	(2,222,021)
Vanguard® Equity Income	5,002,004	(9,541,002)	(4,538,998)	2,439,417	(9,570,866)	(7,131,449)
Vanguard® Equity Index	10,093,011	(24,484,101)	(14,391,090)	8,347,333	(19,072,569)	(10,725,236)
Vanguard® Global Bond Index	2,453,470	(1,738,405)	715,065	613,870	(2,628,583)	(2,014,713)
Vanguard® Growth	9,616,282	(17,800,725)	(8,184,443)	12,367,998	(15,797,279)	(3,429,281)
Vanguard® High Yield Bond	967,106	(4,016,921)	(3,049,815)	1,479,827	(3,110,384)	(1,630,557)
Vanguard® International	9,888,312	(14,627,452)	(4,739,140)	2,526,377	(15,246,144)	(12,719,767)
Vanguard® Mid-Cap Index	3,173,897	(10,897,942)	(7,724,045)	4,204,610	(9,231,154)	(5,026,544)
Vanguard® Moderate Allocation	3,450,403	(7,256,605)	(3,806,202)	3,211,035	(12,678,224)	(9,467,189)
Vanguard® Money Market	29,110,876	(30,787,565)	(1,676,689)	28,934,638	(24,888,867)	4,045,771
Vanguard® Real Estate Index	794,057	(3,694,380)	(2,900,323)	1,824,386	(7,342,684)	(5,518,298)
Vanguard® Short-Term Investment Grade	9,109,584	(9,628,025)	(518,441)	9,302,717	(9,231,535)	71,182
Vanguard® Small Company Growth	2,272,498	(9,250,376)	(6,977,878)	4,834,020	(11,040,114)	(6,206,094)
Vanguard® Total Bond Market Index	5,606,182	(10,972,696)	(5,366,514)	4,553,975	(9,178,892)	(4,624,917)
Vanguard® Total International Stock Market Index	10,016,301	(8,487,736)	1,528,565	4,074,343	(6,911,294)	(2,836,951)
Vanguard® Total Stock Market Index	6,011,829	(18,757,159)	(12,745,330)	12,270,988	(19,914,294)	(7,643,306)

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA S&P 500 Index Initial Class
12/31/2025	1,138,036	$17.23	to	$17.23	$ 19,602,731	0.96%	0.27%	to	0.27%	17.33%	to	17.33%
12/31/2024	1,011,738	14.68	to	14.68	14,853,406	1.12	0.27	to	0.27	24.48	to	24.48
12/31/2023	449,746	11.79	to	11.79	5,304,063	1.75	0.27	to	0.27	25.75	to	25.75
12/31/2022(1)	123,063	9.38	to	9.38	1,154,141	1.11	0.27	to	0.27	-	to	-
Vanguard® Balanced
12/31/2025	765,646	208.41	to	208.41	159,570,385	2.12	0.27	to	0.27	16.15	to	16.15
12/31/2024	842,779	179.43	to	179.43	151,223,923	2.32	0.27	to	0.27	14.49	to	14.49
12/31/2023	925,509	156.72	to	156.72	145,049,663	2.08	0.27	to	0.27	14.02	to	14.02
12/31/2022	1,011,389	137.45	to	137.45	139,020,340	1.96	0.27	to	0.27	(14.53)	to	(14.53)
12/31/2021	1,105,098	160.83	to	160.83	177,729,852	1.80	0.27	to	0.27	18.70	to	18.70
Vanguard® Capital Growth
12/31/2025	663,124	156.18	to	156.18	103,566,068	1.03	0.27	to	0.27	28.63	to	28.63
12/31/2024	733,889	121.42	to	121.42	89,106,294	1.11	0.27	to	0.27	13.10	to	13.10
12/31/2023	799,905	107.35	to	107.35	85,869,932	1.06	0.27	to	0.27	27.64	to	27.64
12/31/2022	822,220	84.11	to	84.11	69,152,957	0.87	0.27	to	0.27	(15.71)	to	(15.71)
12/31/2021	834,696	99.78	to	99.78	83,288,836	0.94	0.27	to	0.27	21.21	to	21.21
Vanguard® Conservative Allocation
12/31/2025	634,537	45.51	to	45.51	28,876,519	2.63	0.27	to	0.27	12.43	to	12.43
12/31/2024	723,258	40.48	to	40.48	29,276,153	2.78	0.27	to	0.27	7.20	to	7.20
12/31/2023	801,900	37.76	to	37.76	30,279,587	1.98	0.27	to	0.27	12.21	to	12.21
12/31/2022	863,704	33.65	to	33.65	29,065,405	2.59	0.27	to	0.27	(15.13)	to	(15.13)
12/31/2021	1,043,521	39.65	to	39.65	41,374,567	1.49	0.27	to	0.27	5.70	to	5.70
Vanguard® Diversified Value
12/31/2025	460,940	82.93	to	82.93	38,224,880	1.62	0.27	to	0.27	16.51	to	16.51
12/31/2024	521,929	71.18	to	71.18	37,148,498	1.54	0.27	to	0.27	14.58	to	14.58
12/31/2023	554,056	62.12	to	62.12	34,418,406	1.43	0.27	to	0.27	19.80	to	19.80
12/31/2022	607,088	51.85	to	51.85	31,479,097	1.16	0.27	to	0.27	(11.73)	to	(11.73)
12/31/2021	631,242	58.74	to	58.74	37,079,761	1.09	0.27	to	0.27	30.11	to	30.11
Vanguard® Equity Income
12/31/2025	379,038	204.80	to	204.80	77,626,103	2.54	0.27	to	0.27	16.48	to	16.48
12/31/2024	403,621	175.82	to	175.82	70,963,627	2.93	0.27	to	0.27	14.81	to	14.81
12/31/2023	446,365	153.14	to	153.14	68,356,199	2.76	0.27	to	0.27	7.81	to	7.81
12/31/2022	510,243	142.05	to	142.05	72,479,592	2.54	0.27	to	0.27	(0.93)	to	(0.93)
12/31/2021	486,087	143.38	to	143.38	69,695,471	1.95	0.27	to	0.27	24.99	to	24.99
Vanguard® Equity Index
12/31/2025	786,047	307.12	to	307.12	241,410,204	1.07	0.27	to	0.27	17.38	to	17.38
12/31/2024	836,520	261.64	to	261.64	218,864,996	1.29	0.27	to	0.27	24.50	to	24.50
12/31/2023	882,128	210.15	to	210.15	185,376,374	1.42	0.27	to	0.27	25.78	to	25.78
12/31/2022	954,086	167.08	to	167.08	159,409,086	1.35	0.27	to	0.27	(18.45)	to	(18.45)
12/31/2021	984,590	204.88	to	204.88	201,721,858	1.24	0.27	to	0.27	28.20	to	28.20
Vanguard® Global Bond Index
12/31/2025	516,442	22.29	to	22.29	11,510,018	2.89	0.27	to	0.27	5.41	to	5.41
12/31/2024	484,541	21.14	to	21.14	10,245,063	3.01	0.27	to	0.27	1.76	to	1.76
12/31/2023	580,676	20.78	to	20.78	12,065,766	1.92	0.27	to	0.27	6.23	to	6.23
12/31/2022	628,232	19.56	to	19.56	12,288,191	2.87	0.27	to	0.27	(13.36)	to	(13.36)
12/31/2021	708,340	22.58	to	22.58	15,991,812	1.78	0.27	to	0.27	(2.10)	to	(2.10)

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Growth
12/31/2025	588,058	$176.07	to	$176.07	$ 103,540,274	0.20%	0.27%	to	0.27%	16.57%	to	16.57%
12/31/2024	634,760	151.04	to	151.04	95,875,896	0.28	0.27	to	0.27	32.77	to	32.77
12/31/2023	658,260	113.76	to	113.76	74,883,238	0.23	0.27	to	0.27	39.76	to	39.76
12/31/2022	650,536	81.40	to	81.40	52,951,545	-	0.27	to	0.27	(33.54)	to	(33.54)
12/31/2021	692,363	122.48	to	122.48	84,803,094	0.03	0.27	to	0.27	17.54	to	17.54
Vanguard® High Yield Bond
12/31/2025	511,971	48.52	to	48.52	24,841,036	6.63	0.27	to	0.27	8.89	to	8.89
12/31/2024	578,326	44.56	to	44.56	25,769,781	5.64	0.27	to	0.27	6.16	to	6.16
12/31/2023	616,263	41.97	to	41.97	25,866,947	5.00	0.27	to	0.27	11.37	to	11.37
12/31/2022	667,908	37.69	to	37.69	25,173,412	5.02	0.27	to	0.27	(9.61)	to	(9.61)
12/31/2021	738,216	41.70	to	41.70	30,780,278	4.40	0.27	to	0.27	3.40	to	3.40
Vanguard® International
12/31/2025	880,091	96.76	to	96.76	85,156,903	0.86	0.27	to	0.27	19.64	to	19.64
12/31/2024	932,173	80.87	to	80.87	75,386,883	1.26	0.27	to	0.27	8.72	to	8.72
12/31/2023	1,091,806	74.39	to	74.39	81,217,924	1.53	0.27	to	0.27	14.35	to	14.35
12/31/2022	1,158,770	65.06	to	65.06	75,384,967	1.35	0.27	to	0.27	(30.31)	to	(30.31)
12/31/2021	1,246,165	93.35	to	93.35	116,328,421	0.28	0.27	to	0.27	(1.81)	to	(1.81)
Vanguard® Mid-Cap Index
12/31/2025	482,087	125.19	to	125.19	60,353,077	1.25	0.27	to	0.27	11.24	to	11.24
12/31/2024	545,858	112.54	to	112.54	61,431,734	1.40	0.27	to	0.27	14.76	to	14.76
12/31/2023	593,907	98.06	to	98.06	58,241,066	1.46	0.27	to	0.27	15.52	to	15.52
12/31/2022	667,629	84.89	to	84.89	56,675,166	1.13	0.27	to	0.27	(19.04)	to	(19.04)
12/31/2021	695,738	104.85	to	104.85	72,950,342	1.09	0.27	to	0.27	24.02	to	24.02
Vanguard® Moderate Allocation
12/31/2025	643,566	59.15	to	59.15	38,063,757	2.40	0.27	to	0.27	15.87	to	15.87
12/31/2024	711,925	51.04	to	51.04	36,339,014	2.52	0.27	to	0.27	10.02	to	10.02
12/31/2023	903,619	46.39	to	46.39	41,921,528	1.95	0.27	to	0.27	15.24	to	15.24
12/31/2022	825,223	40.26	to	40.26	33,221,962	2.42	0.27	to	0.27	(16.15)	to	(16.15)
12/31/2021	850,906	48.01	to	48.01	40,855,872	1.49	0.27	to	0.27	9.78	to	9.78
Vanguard® Money Market
12/31/2025	34,566,275	2.29	to	2.29	79,324,761	4.11	0.27	to	0.27	3.90	to	3.90
12/31/2024	35,311,405	2.21	to	2.21	77,990,499	5.07	0.27	to	0.27	4.91	to	4.91
12/31/2023	33,447,891	2.11	to	2.11	70,417,879	4.94	0.27	to	0.27	4.77	to	4.77
12/31/2022	34,077,457	2.01	to	2.01	68,475,514	1.51	0.27	to	0.27	1.24	to	1.24
12/31/2021	32,097,830	1.98	to	1.98	63,709,988	0.01	0.27	to	0.27	(0.25)	to	(0.25)
Vanguard® Real Estate Index
12/31/2025	303,181	87.03	to	87.03	26,385,026	2.81	0.27	to	0.27	2.83	to	2.83
12/31/2024	337,752	84.63	to	84.63	28,584,127	3.31	0.27	to	0.27	4.46	to	4.46
12/31/2023	405,139	81.02	to	81.02	32,823,499	2.52	0.27	to	0.27	11.40	to	11.40
12/31/2022	448,295	72.73	to	72.73	32,603,739	1.91	0.27	to	0.27	(26.49)	to	(26.49)
12/31/2021	466,499	98.94	to	98.94	46,156,810	1.96	0.27	to	0.27	39.83	to	39.83
Vanguard® Short-Term Investment Grade
12/31/2025	2,395,569	23.76	to	23.76	56,908,655	4.09	0.27	to	0.27	6.57	to	6.57
12/31/2024	2,421,596	22.29	to	22.29	53,982,705	3.46	0.27	to	0.27	4.61	to	4.61
12/31/2023	2,416,937	21.31	to	21.31	51,505,260	2.15	0.27	to	0.27	5.87	to	5.87
12/31/2022	2,623,345	20.13	to	20.13	52,803,017	1.69	0.27	to	0.27	(5.98)	to	(5.98)
12/31/2021	2,868,190	21.41	to	21.41	61,400,463	2.11	0.27	to	0.27	(0.72)	to	(0.72)

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

Vanguard® Small Company Growth
12/31/2025	406,453	$153.62	to	$153.62	$ 62,438,197	0.49%	0.27%	to	0.27%	5.82%	to	5.82%
12/31/2024	455,440	145.17	to	145.17	66,114,201	0.55	0.27	to	0.27	11.08	to	11.08
12/31/2023	500,219	130.69	to	130.69	65,372,530	0.42	0.27	to	0.27	19.32	to	19.32
12/31/2022	556,357	109.52	to	109.52	60,933,802	0.27	0.27	to	0.27	(25.55)	to	(25.55)
12/31/2021	590,061	147.12	to	147.12	86,806,956	0.38	0.27	to	0.27	13.91	to	13.91
Vanguard® Total Bond Market Index
12/31/2025	1,761,159	43.27	to	43.27	76,211,086	3.48	0.27	to	0.27	6.65	to	6.65
12/31/2024	1,889,731	40.58	to	40.58	76,676,228	2.81	0.27	to	0.27	0.97	to	0.97
12/31/2023	2,005,152	40.19	to	40.19	80,579,219	2.45	0.27	to	0.27	5.29	to	5.29
12/31/2022	2,192,417	38.17	to	38.17	83,675,086	2.05	0.27	to	0.27	(13.45)	to	(13.45)
12/31/2021	2,294,096	44.10	to	44.10	101,158,452	2.09	0.27	to	0.27	(1.98)	to	(1.98)
Vanguard® Total International Stock Market Index
12/31/2025	792,367	34.85	to	34.85	27,617,773	2.88	0.27	to	0.27	31.69	to	31.69
12/31/2024	756,259	26.47	to	26.47	20,016,499	3.10	0.27	to	0.27	4.77	to	4.77
12/31/2023	863,537	25.26	to	25.26	21,815,103	2.85	0.27	to	0.27	15.23	to	15.23
12/31/2022	830,626	21.92	to	21.92	18,209,951	3.55	0.27	to	0.27	(16.24)	to	(16.24)
12/31/2021	877,916	26.17	to	26.17	22,978,275	1.62	0.27	to	0.27	8.24	to	8.24
Vanguard® Total Stock Market Index
12/31/2025	1,896,211	106.21	to	106.21	201,396,838	1.16	0.27	to	0.27	16.62	to	16.62
12/31/2024	2,031,205	91.08	to	91.08	184,992,329	1.23	0.27	to	0.27	23.38	to	23.38
12/31/2023	2,120,486	73.82	to	73.82	156,530,583	1.15	0.27	to	0.27	25.61	to	25.61
12/31/2022	2,234,107	58.77	to	58.77	131,291,194	1.36	0.27	to	0.27	(19.81)	to	(19.81)
12/31/2021	2,326,439	73.28	to	73.28	170,487,138	1.19	0.27	to	0.27	25.30	to	25.30
(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TFLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values.  An annual charge of 0.17% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC's assumption of certain mortality and expense risks incurred in connection with the contract.  The charge is assessed daily based on the net asset value of the Mutual Fund.  Charges for administrative and mortality and expense risk are an expense of the subaccount.  Charges reflected above are those currently assessed and may be subject to change.  Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TFLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Financial Life Insurance Company
TFLIC Separate Account B
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TFLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.